Report of Independent
Registered Public Accounting
Firm
To the Board of Trustees and
Shareholders of FlowStone
Opportunity Fund
In planning and performing our
audit of the consolidated
financial statements of
FlowStone Opportunity Fund
(the  Fund ) as of and for the
year ended March 31, 2025, in
accordance with the standards
of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Fund s internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
consolidated financial
statements and to comply with
the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund s
internal control over financial
reporting. Accordingly, we do
not express an opinion on the
effectiveness of the Fund s
internal control over financial
reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
company s internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of the
consolidated financial
statements for external purposes
in accordance with generally
accepted accounting principles.
A company s internal control
over financial reporting includes
those policies and procedures
that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions
and dispositions of the assets of
the company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit preparation
of the consolidated financial
statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the company are
being made only in accordance
with authorizations of
management and directors of
the company; and (3) provide
reasonable assurance regarding
prevention or timely detection
of unauthorized acquisition, use
or disposition of a company s
assets that could have a material
effect on the consolidated
financial statements.
Because of its inherent
limitations, internal control over
financial reporting may not
prevent or detect misstatements.
Also, projections of any evaluation
of effectiveness to future periods
are subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
company s annual or interim
consolidated financial
statements will not be prevented
or detected on a timely basis.

Our consideration of the Fund
s internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that
might be material weaknesses
under standards established by
the PCAOB. However, we noted
no deficiencies in the Fund s
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be material
weaknesses as defined above as
of March 31, 2025.


This report is intended solely for the information and use of the Board of Trustees of FlowStone
Opportunity Fund and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Pricewaterhousecoopers LLP
Chicago, Illinois
May 30, 2025